Dividends to shareholders	12 Months Ended
Dec. 31, 2021
Dividends to shareholders
Dividends to shareholders

25 Dividends to shareholders

	2021	2020	2019	2021	2020	2019
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2021)	$1.90	$1.90	$1.90	2,490	2,489	2,403
First interim (September 2021)	$0.90	$0.90	$0.90	1,392	1,180	1,180
Total	$2.80	$2.80	$2.80	3,882	3,669	3,583

The Company has exercised its authority in accordance with the provisions set out in the Company’s Articles of Association, that the balance of unclaimed dividends outstanding past 12 years be forfeited. $nil (2020: $1m; 2019: $4m) of unclaimed dividends have been adjusted for in Retained earnings in 2021.

The 2020 second interim dividend of $1.90 per share was paid on 29 March 2021. The 2021 first interim dividend of $0.90 per share was paid on 13 September 2021.

Reconciliation of dividends charged to equity to cash flow statement:

	2021	2020	2019
	$m	$m	$m
Dividends charged to equity	3,882	3,669	3,583
Exchange losses on payment of dividend	3	4	5
Hedge contracts relating to payment of dividends (cash flow statement)	(29)	(101)	4
Dividends paid (cash flow statement)	3,856	3,572	3,592